Subsequent event	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent event
Note 24 — Subsequent event
On November 10, 2020, the Company signed an agreement for the divestiture of OpenMarket for approximately $300,000 cash with Infobip, a company in which One Equity Partners is the primary institutional investor, and expects to complete the divestiture within the next few months. With this transaction, Amdocs is divesting a non-strategic
asset in the mobile messaging domain and remaining laser-focused on its core strategic growth initiatives.